Basis of presentation and significant accounting policies (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USDperbarrel	Jun. 30, 2011 USDperbarrel	Dec. 31, 2011 USDperbarrel	Dec. 31, 2010 USDPerMMBTu	Dec. 31, 2009 USDPerMMBTu
Oil and natural gas properties
Unevaluated costs and related carrying costs excluded from the amortization	$ 127,971,000		$ 117,195,000	$ 96,515,000	$ 92,847,000
Accumulated depletion			884,500,000	713,100,000
Depletion expense			171,500,000	93,800,000	55,400,000
Impairment expense					245,900,000
Depletion rate per BOE (in dollars per BOE)	20.20	18.44	19.82	18.00	15.54
Arithmetic average price (in dollars per MMBtu or barrel)			92.71	4.15	3.15
Impairment expense, net of tax			159,800,000
Pipeline and gas gathering assets and other fixed assets
DD&A expense	112,220,000	75,917,000	176,366,000	97,411,000	58,005,000
Property and equipment, gross	2,765,002,000		2,275,294,000	1,530,540,000
Less accumulated depreciation and amortization			896,785,000
Net property and equipment	1,756,405,000		1,378,509,000	809,893,000
Minimum
Pipeline and gas gathering assets and other fixed assets
Estimated useful lives			3 years
Maximum
Pipeline and gas gathering assets and other fixed assets
Estimated useful lives			10 years
Pipeline and gas gathering assets
Pipeline and gas gathering assets and other fixed assets
Estimated useful lives			20 years
DD&A expense			2,500,000	2,000,000	1,500,000
Property and equipment, gross	63,667,000		58,136,000	43,271,000
Less accumulated depreciation and amortization	7,900,000		6,394,000	3,928,000
Net property and equipment	55,767,000		51,742,000	39,343,000
Other fixed assets
Pipeline and gas gathering assets and other fixed assets
DD&A expense			2,400,000	1,600,000	1,100,000
Property and equipment, gross	21,840,000		16,948,000	10,869,000
Less accumulated depreciation and amortization	7,385,000		5,858,000	3,601,000
Net property and equipment	14,455,000		11,090,000	7,268,000
Computer hardware and software
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			6,206,000	4,677,000
Leasehold improvements
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			1,847,000	1,781,000
Drilling service assets
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			5,742,000	1,985,000
Vehicles
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			1,279,000	1,022,000
Furniture and fixtures
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			1,021,000	673,000
Production equipment
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			255,000	219,000
Other
Pipeline and gas gathering assets and other fixed assets
Property and equipment, gross			$ 598,000	$ 512,000